Mosaic Income Trust

Semi-Annual Report (unaudited)

June 30, 2000

Intermediate Income Fund
Government Fund

Mosaic Funds
www.mosaicfunds.com

MOSAIC INCOME TRUST June 30, 2000

Letter to Shareholders

(photograph of)  Katherine Frank

The six-month period ended June 30, 2000 was a solid period for bond investors. The funds in Income Trust showed positive results, with Mosaic Intermediate Income up 2.48% and Mosaic Government up 2.80%. The 30-day yields on the funds at the end of the period were 6.49% for Intermediate Income and 5.35% for the Government Fund.

A key component of our bond discipline is active management of durations. The first half of 2000 was one of those pivotal periods of change where we believe action can bring real value. We saw aggressive tightening by the Federal Reserve and by the end of the period, growing evidence of a slowing economy. As a result, we were able to make a calculated move from a defensive position at the beginning of the year towards a longer bond position by the end of the six-month period.

Our experience in active bond management dates back to the advisor’s founding in 1974. In addition to the bond funds in Income Trust, your portfolio team has gained a national reputation for bond management of private and institutional accounts, which now add up to some $4 billion in assets under management.

As we keep an eye on the economy and the investment environment, we’ve observed with some concern the general public’s move away from bond investments. This trend was particularly pronounced over the past year. The typical individual investor is taking on more portfolio risk than ever. While it is impossible to predict the absolute or relative return of stocks against bonds into the future, we do feel very positive about the prospects for bond investors over the near term. We’ve always been a proponent of balanced portfolios: ones which have an appropriate mix of investments. It is our goal in Income Trust to provide you with bond portfolios that can help you achieve the investment balance that is right for you.

Sincerely,

 (signature)

Katherine Frank
President

Message from lead portfolio manager Chris Berberet

We are pleased to report solid performance in your portfolios this past six-months and to update you on some important recent changes. It’s been an eventful period for Federal Reserve watchers and bond investors, and the period has seen meaningful changes in the management of your fund.

Period in Review

We entered the period in the wake of a year of steadily rising interest rates and steadily eroding bond valuations. While some bond investors were discouraged, we were hopeful that we would see a turn during the year 2000. We knew the Federal Reserve was determined to slow the economy; the question was when their actions would get traction.

Over the course of the period we finally began to see evidence of an economic slowdown. As we completed the period, housing and auto sales were sliding, consumer spending was softening, and inflation in most areas outside of energy appeared under control. The recent, and on-going, volatility in the stock market seems to have taken a bit of the wind out of consumer confidence, while flat and negative returns dampen the real buying power of stockholders. The end result is a softening of the "wealth effect," one of Federal Reserve Chairman Greenspan's major concerns. Still, we are aware that the Fed could continue to tighten as they did in 1994, when rates continued to rise long after the economy signaled a slowing.

Economic Outlook

All in all, we believe that rates are near their peak. After playing defense for over a year we are quite optimistic about the near-term future. We believe the higher-rate interest environment and very high cost of energy will eventually slow the economy. As such, we are confident the Fed will win the battle against the "over-heated economy." The market is currently pricing-in no more increases in the Fed Funds rate in the next six months. That may be too complacent given the underlying strength the economy has demonstrated thus far. As a result, the path to lower interest rates may be a volatile one, but the next year should be quite favorable for bond investors.

Fund Overview

Government Fund

The major story here was the gradual lengthening of bond durations. As the period began we retained our defensive position with bonds on the shorter side of our historical holding range. Holding shorter bonds is prudent in an environment of rising interest rates, since their value will be less adversely affected than longer bonds. This had been the story for much of 1999, when long-term bonds lost double-digit value, and even the more defensive shorter-term intermediate bonds we held were slightly negative over the course of the year.

As evidence of a slowing economy becomes clearer and the likelihood of aggressive tightening by the Federal Reserve Board dims, the prospects for lower rates and higher valuations for bonds brightens. In such an environment it will pay to hold longer bonds, which will show greater increase of value than shorter bonds. This is the basis of our active bond management discipline.

In terms of holdings, we have found greater value in Government agency bonds than Treasuries. The gap, or spread, between these two types of bonds has widened due to concerns over the preferential status of some of the major issuers, such as Freddie Mac. The status of these agencies have periodically been questioned in Congress, and in the wake of such criticism, their bonds have suffered. We do not believe that there will be a meaningful change in status over the short term, and as a result, find these bonds especially attractive.

Intermediate Income Fund

In addition to lengthening durations, we increased the percentage of corporate bonds in the fund’s portfolio. Why corporate bonds? As interest rates rose throughout much of the second quarter, the gap between corporate bond yields and Treasury bond yields expanded to the greatest margin in a decade. For example, by May a 10-year A-rated financial corporate bond was yielding about 8.4% while the same maturity Treasury yielded only 6.5%. The combination of higher overall rates and wider yield spreads made corporate bonds a tremendous value relative to other sectors of the bond market.

The advantage of a higher corporate bond exposure is twofold. First of all, as of this report, intermediate corporate bonds yield between 7.2% and 8.0% depending on their maturity; far more attractive than the 5.5% that was available only a year-and-a-half ago. Historically, these kinds of spreads have signaled an on-coming recession. With the economy still showing real strength and corporate balance sheets in solid condition, we do not think this will be the case. Assuming the spreads tighten, the market value of corporate bonds will outpace Treasuries. As a result of these factors, we believe that over the next few quarters these bonds possess the best risk/reward opportunity.

We were also pleased that our generally conservative approach to the high-yield component of the portfolio paid off over the period. While the average high-yield bond fund was off -1.91% during the period according to the Lipper High Yield Fund Index, our high-yield holdings were actually positive.

When we designed the Intermediate Income Fund we wanted to be able to take full advantage of our core expertise in corporate and government bond management and to have the flexibility to move across bond classes in the pursuit of value. This past six months demonstrated this freedom, as we actively rotated to longer durations and into corporate positions.

Government Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody’s	S&P

		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 97.4% of net assets

		U.S. TREASURY NOTES: 36.0%
Aaa	AAA	U.S. Treasury Notes, 7.75%, 2/15/01	350,000	$352,951
Aaa	AAA	U.S. Treasury Notes, 6.25%, 4/30/01	250,000	249,607
Aaa	AAA	U.S. Treasury Notes, 7.25%, 5/15/04	450,000	464,062
Aaa	AAA	U.S. Treasury Notes, 5.875%, 11/15/05	500,000	491,560
Aaa	AAA	U.S. Treasury Notes, 6.5%, 10/15/06	300,000	303,345

		U.S. GOVERNMENT AGENCY NOTES: 52.1%
Aaa	AAA	Federal Home Loan Mortgage Corp, 6.875%, 1/15/05	230,000	228,802
Aaa	AAA	Federal Home Loan Mortgage Corp, 5.75%, 4/15/08	250,000	229,575
Aaa	AAA	Federal Home Loan Mortgage Corp, 7.625%, 9/09/09	200,000	196,576
Aaa	AAA	Federal National Mortgage Association, 5.75%, 4/15/03	550,000	533,280
Aaa	AAA	Federal National Mortgage Association, 7.125%, 2/15/05	250,000	251,108
Aaa	AAA	Federal National Mortgage Association, 5.75%, 6/15/05	350,000	332,003
Aaa	AAA	Federal National Mortgage Association, 6.65%, 3/08/06	325,000	314,025
Aaa	AAA	Federal National Mortgage Association, 7.125%, 3/15/07	275,000	276,166
Aaa	AAA	Federal National Mortgage Association, 6.375%, 6/15/09	350,000	332,234

		MORTGAGE BACKED SECURITIES: 9.3%
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/01/09	223,945	216,315
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27	275,284	266,337

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $5,118,054)		5,037,946
		REPURCHASE AGREEMENT: 1.2% of net assets With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/00 at 5.25%, due 7/03/00, collateralized by $62,228 in United States Treasury Notes due 11/15/08. Proceeds at maturity are $61,027. (cost $61,000)		61,000
		TOTAL INVESTMENTS: 98.6% of net assets (cost $5,179,054)		5,098,946
		CASH AND RECEIVABLES LESS LIABILITIES: 1.4% of net assets		71,032
		NET ASSETS: 100%		$5,169,978

See the Notes to Portfolio of Investments.

Intermediate Income Fund - Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody’s	S&P

		CORPORATE DEBT SECURITIES: 77.1% of net assets

		CABLE TELEVISION: 4.6%
B1	BB-	CSC Holdings, Incorporated, Senior Subordinated Debentures, 9.875%, 2/15/13	200,000	$206,000

		CAPITAL GOODS: 3.6%
Ba3	BB-	American Standard, Incorporated, Senior Notes, 7.375%, 2/1/08	175,000	159,250

		CELLULAR COMMUNICATIONS: 3.6%
Baa3	BBB+	Sprint Spectrum, L.P., Senior Notes, 11%, 8/15/06	150,000	161,438

		ENERGY: 6.6%
Baa3	BBB	Occidental Petroleum, Senior Notes, 7.375%, 11/15/08	200,000	193,750
Ba1	BB+	Oryx Energy Company, Notes, 8.125%, 10/15/05	100,000	102,250

		FINANCE: 11.3%
A3	A-	Equifax, 6.3%, 7/01/05	100,000	94,500
A1	A	Ford Motor Credit Company, Notes, 5.8%, 1/12/09	100,000	87,125
A1	A+	Goldman Sachs Company, Notes, 7.35%, 10/01/09	140,000	134,400
AA3	A+	Morgan Stanley Dean Witter Discover & Company, Notes, 6.875%, 3/01/07	200,000	188,750

		FOREST & PAPER PRODUCTS: 4.5%
A3	BBB+	International Paper Company, Notes, 7%, 6/01/01	200,000	199,250

		HEALTHCARE: 11.8%
A2	A	Cardinal Health Incorporated, Notes, 6.25%, 7/1/08	200,000	182,500
Ba2	BBB-	HealthSouth Corporation, Senior Subordinated Notes, 9.5%, 4/01/01	150,000	150,750
Ba3	BB-	Tenet Healthcare Corporation, Senior Subordinated Notes, 8.625%, 1/15/07	200,000	192,000

		RETAIL: 12.5%
A2	A	GAP Incorporated, 6.9%, 9/15/07	200,000	193,500
Baa2	BBB	JC Penney, 7.25%, 4/01/02	100,000	97,250
A3	BBB+	Kohls Corporation, Notes, 6.7%, 2/01/06	140,000	134,750
Baa3	BBB-	Tommy Hilfiger USA, Incorporated, Senior Notes, 6.85%, 6/01/08	200,000	129,000

		TECHNOLOGY: 11.9%
Baa2	BBB-	Lexmark International, Notes, 6.75%, 5/15/08	190,000	174,088
A1	A+	Motorola Incorporated, Notes, 5.8%, 10/15/08	140,000	127,225
Ba1	BBB	Seagate Technology, Incorporated, Senior Notes, 7.37%, 3/01/07	250,000	231,250

		UTILITIES: 6.7%
Ba3	BB	CMS Energy Corporation, Notes, 8.125%, 5/15/02	150,000	146,812
Ba3	BB-	Toledo Edison Company, Debentures, 8.7%, 9/01/02	150,000	150,188

		TOTAL CORPORATE DEBT SECURITIES (cost $3,605,646)		3,436,026

		COLLATERALIZED MORTGAGE OBLIGATIONS: 0.9% of net assets
Aaa	AAA	Ryland Acceptance Corporation, Class Four, Series 76, 9%, 8/01/18	40,651	41,747

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $41,111)		41,747

		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 18.1% of net assets
Aaa	AAA	Federal Home Loan Mortgage Corp, 6.25%, 6/15/04	500,000	484,685
Aaa	AAA	Federal Home Loan Mortgage Corp, 6.25%, 7/15/04	250,000	243,437
Aaa	AAA	U.S. Treasury Notes, 6.25%, 4/30/01	80,000	79,874
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $826,432)		807,996
		REPURCHASE AGREEMENT: 2.3% of net assets With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/00 at 5.25%, due 7/03/00, collateralized by $105,074 in United States Treasury Notes due 11/15/08. Proceeds at maturity are $103,045. (cost $103,000)		103,000
		TOTAL INVESTMENTS: 98.4% of net assets (cost $4,576,189)		4,388,769
		CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of net assets		72,681
		NET ASSETS: 100%		$4,461,450

Notes to the Portfolio of Investments:

* - Unaudited
Moody’s - Moody’s Investors Services, Inc.
S&P - Standard & Poor’s Corporation

Statements of Assets and Liabilities(unaudited)

For the six months ended June 30, 2000

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
ASSETS
Investments, at value (Notes 1 and 2)
---Investment securities*	$5,037,946	$4,285,769
---Repurchase agreements	61,000	103,000
------Total investments	5,098,946	4,388,769
Cash	490	336
Receivables
---Investment securities sold	--	180,314
---Interest	72,989	93,092
---Capital shares sold	--	2,000
------Total assets	5,172,425	4,664,511
LIABILITIES
Payables
---Investment securities purchased	--	197,358
---Dividends	1,934	5,065
---Capital shares redeemed	513	638
------Total liabilities	2,447	203,061
NET ASSETS (Note 6)	$5,169,978	$4,461,450
CAPITAL SHARES OUTSTANDING	541,524	713,223
NET ASSET VALUE PER SHARE	$9.55	$6.26
*INVESTMENT SECURITIES, AT COST	$5,118,054	$4,473,189

Statements of Operations(unaudited)

For the six months ended June 30, 2000

	GOVERNMENT FUND	INTERMEDIATE INCOME FUND
INVESTMENT INCOME (Note 1)
---Interest income	$168,619	$179,832
---Other income	--	--
------Total investment income	168,619	179,832
EXPENSES (Notes 3 and 5)
---Investment advisory fees	16,240	14,758
---Transfer agent, administrative, ---registration and professional fees	13,511	10,626
------Total expenses	29,751	25,384
NET INVESTMENT INCOME	138,868	154,448
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---Net realized loss on investments	(23,295)	(91,407)
---Change in net unrealized appreciation ---of investments	25,036	39,392
------Net realized and unrealized gain ------(loss) on investments	1,741	(52,015)
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$140,609	$102,433

Statements of Changes in Net Assets

For the period indicated

	GOVERNMENT FUND		INTERMEDIATE INCOME FUND
	(unaudited) Six Months Ended June 30, 2000	Year Ended Dec. 31, 1999	(unaudited) Six Months Ended June 30, 2000	Year Ended Dec. 31, 1999
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
---Net investment income	$138,868	$265,931	$154,448	$397,629
---Net realized loss on investments	(23,295)	(8,554)	(91,407)	(486,268)
---Change in net unrealized appreciation ---(depreciation) on investments	25,036	(369,810)	39,392	(191,049)
------Total increase (decrease) in net ------assets resulting from operations	140,609	(112,433)	102,433	(279,688)
DISTRIBUTIONS TO SHAREHOLDERS
---From net investment income	(138,868)	(265,931)	(154,448)	(397,691)
CAPITAL SHARE TRANSACTIONS (Note 8)	(37,317)	(178,901)	(681,100)	(439,112)
CAPITAL CONTRIBUTION	--(	--(	--(	156,750
TOTAL DECREASE IN NET ASSETS	(35,576)	(557,265)	(733,115)	(959,741)
NET ASSETS
Beginning of period	$5,205,554	$5,762,819	$5,194,565	$6,154,306
End of period	$5,169,978	$5,205,554	$4,461,450	$5,194,565

Financial Highlights

(Selected data for a share outstanding throughout each period indicated)

GOVERNMENT FUND

	Six Months Ended June 30,	Year Ended December 31,		Nine Months Ended Dec. 31,	Year Ended March 31,
	2000	1999	1998	1997	1997	1996-2
Net asset value beginning of period	$9.54	$10.22	$9.89	$9.43	$9.71	9.55
Investment operations:
---Net investment income	0.25	0.48	0.49	0.38	0.49	0.47
---Net realized and ---unrealized gain ---(loss) on investments	0.01	(0.68)	0.33	0.46	(0.28)	0.16
Total from investment operations	0.26	(0.20)	0.82	0.84	0.21	0.63
---Less distributions from ---net investment income	(0.25)	(0.48)	(0.49)	(0.38)	(0.49)	(0.47)
Net asset value, end of period	$9.55	$9.54	$10.22	$9.89	$9.43	$9.71
Total return (%)	5.60-1	(1.99)	8.52	9.07	2.29	6.56

Ratios and supplemental data
Net assets, end of period (thousands)	$5,170	$5,206	$5,763	$5,499	$5,792	$6,856
---Ratio of expenses to ---average net assets (%)	1.15-1	1.14	1.15	1.16-1	1.43	1.59
---Ratio of net investment ---income to average ---net assets (%)	5.37-1	4.86	4.93	5.26-1	5.09	4.77
---Portfolio turnover (%)	14	12	46	37	17	190

1 Annualized.

2 Effective July 31, 1996, investment advisory services transferred to Madison Mosaic, LLC from Bankers Finance Investment Management Corp.

INTERMEDIATE INCOME FUND

	Six Months Ended June 30,	Year Ended December 31,		Nine Months Ended Dec. 31,	Year Ended March 31,
	2000	1999	1998	1997	1997	1996-2
Net asset value beginning of period	$6.31	$6.92	$7.21	$7.01	$7.16	$6.94
Investment operations:
---Net investment income	0.20	0.46	0.58	0.43	0.57	0.61
---Net realized and ---unrealized gain ---(loss) on investments	(0.05)	(0.61)	(0.29)	0.20	(0.15)	0.22
Total from investment operations	0.15	(0.15)	0.29	0.63	0.42	0.83
---Less distributions from ---net investment income	(0.20)	(0.46)	(0.58)	(0.43)	(0.57)	(0.61)
Net asset value, end of period	$6.26	$6.31	$6.92	$7.21	$7.01	$7.16
Total return (%)	4.96-1	(2.20)	4.07	9.12	6.06	12.32

Ratios and supplemental data
Net assets, end of period (thousands)	$4,461	$5,195	$6,154	$6,516	$6,254	$6,790
---Ratio of expenses to ---average net assets (%)	1.08-1	1.11	1.16	1.20-1	1.44	1.60
---Ratio of net investment ---income to average ---net assets (%)	6.58-1	6.97	8.11	7.90-1	8.07	8.47
---Portfolio turnover (%)	9	63	43	38	95	237

1 Annualized.

2 Effective July 31, 1996, investment advisory services transferred to Madison Mosaic, LLC from Bankers Finance Investment Management Corp.

Notes to Financial Statements

June 30, 2000

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. This report contains information about two separate funds whose principal objectives are to obtain high current income. The Government Fund invests in securities of the U. S. Government and its agencies. The Intermediate Income Fund invests in investment grade corporate, government and government agency fixed income securities. The Intermediate Income Fund may also invest a portion of its assets in securities rated as low as "B" by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. A third Mosaic Income Trust portfolio, available to certain institutional investors (as defined in the fund’s prospectus) presents its financial information in a separate report.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase Agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest income, net of amortization of premium or discount, and other income is accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gains distributions, if any, are declared and paid annually at calendar year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, substantially all of the taxable income of each Fund is distributed to its shareholders and therefore, no income tax provision is required. As of June 30, 2000, the Government and Intermediate Income Funds had available for federal income tax purposes the following unused capital loss carryovers:

Expiration Date	Government Fund	Intermediate Income Fund

December 31, 2002	--	$928,917
December 31, 2003	$268,589	94,831
December 31, 2004	44,628	--
December 31, 2005	64,210	293
December 31, 2006	--	239,050
December 31, 2007	8,554	486,268

A portion of the Intermediate Income Fund’s capital loss carryovers were acquired through its merger with Mosaic Bond Fund on July 1, 1999, and are subject to certain limitations.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of each of the Funds; the fees are accrued daily and are paid monthly.

4. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2000:

	Government Fund	Intermediate Income Fund
Aggregate Cost)	$5,179,054	$4,576,189
Gross unrealized appreciation	12,404	26,197
Gross unrealized depreciation	(92,512)	(213,617)
Net unrealized depreciation	$(80,108)	$(187,420)

5. Other Expenses. All support services are provided by the Advisor under a Service Agreement for a fee based on a percentage of average net assets. This percentage is 0.52% for the Government Fund and 0.45% for the Intermediate Income Fund; the fees are accrued daily and paid monthly.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

6. Net Assets. At June 30, 2000, net assets include the following:

	Government Fund	Intermediate Income Fund
Net paid in capital on shares of beneficial interest	$5,659,362	$6,489,636
Accumulated net realized losses	(409,276)	(1,840,766)
Net unrealized depreciation on investments	(80,108)	(187,420)
Total net assets	$5,169,978	$4,461,450

7. Investment Transactions. Purchases and sales of securities other than short-term securities for the six months ended June 30, 2000 were as follows:

	Government Fund	Intermediate Income Fund
Purchases	$950,528	$383,599
Sales	680,609	773,002

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

GOVERNMENT FUND	(unaudited) Six Months Ended June 30, 2000	Year Ended Dec. 31, 1999

In Dollars
Shares sold	$302,401	$438,511
Shares issued in reinvestment of dividends	123,419	240,936
Total shares issued	425,820)	679,447)
Shares redeemed	(463,137)	(858,348)
Net decrease	$(37,317)	$(178,901)

In Shares
Shares sold	31,740	44,407
Shares issued in reinvestment of dividends	13,016	24,621
Total shares issued	44,756	69,028
Shares redeemed	(48,818)	(87,176)
Net decrease	(4,062)	(18,148)

INTERMEDIATE INCOME FUND	(unaudited) Six Months Ended June 30, 2000	Year Ended Dec. 31, 1999

In Dollars
Shares sold	$224,041	$629,448
Additional shares in connection with merged fund	--	640,045
Shares issued in reinvestment of dividends	121,001	287,048
Total shares issued	345,042	1,556,541
Shares redeemed	(1,026,142)	(1,995,653)
Net decrease	$(681,100)	$(439,112)

In Shares
Shares sold	35,911)	91,338)
Additional shares in connection with merged fund	--	97,859
Shares issued in reinvestment of dividends	19,413	47,214
Total shares issued	55,324)	236,411)
Shares redeemed	(164,696)	(302,625)
Net decrease	(109,372)	(66,214)

The Mosaic Family of Mutual Funds

Mosaic Equity Trust

  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Growth Fund
  Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust

  Mosaic Government Fund
  Mosaic Intermediate Income Fund
  Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust

  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Maryland Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

Transfer Agent

Mosaic Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
888-670-3600

Telephone Numbers

Shareholder Service
    Toll-free nationwide: 888 670 3600
Mosaic Tiles (24 hour automated information)
    Toll-free nationwide: 800 336 3063

Mosaic Funds
www.mosaicfunds.com

Mosaic Income Trust

Institutional Bond Fund

Semi-Annual Report 6/30/00 (unaudited)

Contents

Portfolio of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	6

Mosaic Institutional Bond Fund June 30, 2000

Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody’s	S&P
		U.S. GOVERNMENT & AGENCY OBLIGATIONS: 87.4% of net assets
Aaa	AAA	Federal Home Loan Mortgage Corp, 7.375%, 5/15/03	10,000	$10,100
Aaa	AAA	Federal National Mortgage Association, 7.125%, 2/15/05	10,000	10,044
Aaa	AAA	Federal National Mortgage Association, 7.125%, 3/15/07	10,000	10,042
Aaa	AAA	Federal National Mortgage Association, 6.375%, 6/15/09	15,000	14,239
		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $44,126)		44,425
		REPURCHASE AGREEMENT: 9.9% of net assets With Donaldson, Lufkin & Jenrette Securities Corporation issued 6/30/00 at 5.25%, due 7/03/00, collateralized by $5,101 in United States Treasury Notes due 11/15/08. Proceeds at maturity are $5,002. (cost $5,000)		5,000
		TOTAL INVESTMENTS: 97.3% of net assets (cost $49,126)		49,425
		CASH AND RECEIVABLES LESS LIABILITIES: 2.7% of net assets		1,388
		NET ASSETS: 100%		$50,813

Notes to the Portfolio of Investments:
* - Unaudited
Moody’s - Moody’s Investors Services, Inc.
S&P - Standard & Poor’s Corporation

The Notes to Financial Statements are an integral part of these statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2000

ASSETS
Investments, at value (Notes 1 and 2)
---Investment securities*	$44,425
---Repurchase agreements	5,000
------Total investments	49,425
Cash	766
Receivables
---Investment securities sold	--
---Interest	622
---Capital shares sold	--
------Total assets	50,813
NET ASSETS (Note 6)	$50,813
CAPITAL SHARES OUTSTANDING	5,051
NET ASSET VALUE PER SHARE	$10.06
*INVESTMENT SECURITIES, AT COST	$44,126

Statement of Operations (unaudited)

For the six months ended June 30, 2000

INVESTMENT INCOME (Note 1)
---Interest income	$552
---Other income	--
------Total investment income	552
EXPENSES (Notes 3 and 5)
---Investment advisory fees	25
---Transfer agent, administrative, ---registration and professional ---fees	13
------Total expenses	38
NET INVESTMENT INCOME	514
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
---Net realized gain on ---investments	--
---Change in net unrealized ---appreciation of investments	299
------Net realized and unrealized ------gain on investments	299
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$813

Statement of Changes in Net Assets (unaudited)

For the six months ended June 30, 2000

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
---Net investment income	$514
---Net realized gain on ---investments	--
---Change in net unrealized ---appreciation on investments	299
------Total increase in net ------assets resulting from ------operations	813
DISTRIBUTIONS TO SHAREHOLDERS (Note 6)
---From net investment income	(514)
---From net capital gains	--
------Total distributions	(514)
CAPITAL SHARE TRANSACTIONS (Note 8)	50,514
TOTAL INCREASE IN NET ASSETS	50,813
NET ASSETS
---Beginning of period	$ --
---End of period	$50,813

Financial Highlights

(Selected data for a share outstanding throughout each period indicated)

Two Months Ended June 30, 2000
Net asset value, beginning of period	$10.00
Investment operations:
---Net investment income	--
---Net realized and unrealized gain ---on investments	0.16
Total from investment operations	0.16
---Less distributions from net ---investment income	(0.10)
Net asset value, end of period	$10.06
Total return (%)	1.63-2

Ratios and supplemental data
Net assets, end of period (thousands)	$51
---Ratio of expenses to average net ---assets (%)	0.45-1
---Ratio of net investment income ---to average net assets (%)	6.16-1
---Portfolio turnover (%)	--

1 Annualized.
2 Not annualized.

Notes to Financial Statements

June 30, 2000

1. Summary of Significant Accounting Policies. Mosaic Income Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust currently offers three portfolios, each of which is a diversified mutual fund. This report contains information about one of these portfolios, the Institutional Bond Fund. Its objective is total return within the policy limitations of investing only in intermediate term securities rated at least "A" by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation. The remaining two Trust portfolios present their financial information in a separate report.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes. Repurchase Agreements are valued at amortized cost, which approximates market value.

Investment Income: Interest income, net of amortization of premium or discount, and other income is accrued as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend quarterly. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each quarter. Capital gains distributions, if any, are declared and paid annually at calendar year end. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, substantially all of the taxable income of each Fund is distributed to its shareholders and therefore, no income tax provision is required.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments in Repurchase Agreements. When the Trust purchases securities under agreements to resell, the securities are held for safekeeping by the Trust’s custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safekeeping with the Trust’s custodian bank. Repurchase agreements may be terminated within seven days. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or federal agency obligations.

3. Investment Advisory Fees and Other Transactions with Affiliates. The Investment Advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. ("the Advisor"), earns an advisory fee equal to 0.30% per annum of the average net assets of each of the Funds; the fees are accrued daily and are paid monthly.

4. Aggregate Cost and Unrealized Appreciation (Depreciation). The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are stated as follows as of June 30, 2000:

Aggregate Cost)	$49,126
Gross unrealized appreciation	333
Gross unrealized depreciation	(34)
Net unrealized appreciation	$299

5. Other Expenses. All support services are provided by the Advisor under a Service Agreement for a fee based on a percentage of average net assets. This percentage is 0.15%; the fees are accrued daily and paid monthly.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

6. Net Assets. At June 30, 2000, net assets include the following:

Net paid in capital on shares of beneficial interest	$50,514
Accumulated net realized (gains) losses	--
Net unrealized appreciation on investments	299
Total net assets	$50,813

7. Investment Transactions. Purchases and sales of securities other than short-term securities for the six months ended June 30, 2000 were as follows:

Purchases	$44,109
Sales	--

8. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares for the following periods were:

(unaudited) Two Months Ended June 30, 2000
In Dollars
Shares sold	$50,000
Shares issued in reinvestment of dividends	514
Total shares issued	50,514
Shares redeemed	--
Net increase	$50,514

In Shares
Shares sold	5,000
Shares issued in reinvestment of dividends	51
Total shares issued	5,051
Shares redeemed	--
Net increase	5,051

The Mosaic Family of Mutual Funds

Mosaic Equity Trust

  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Growth Fund
  Mosaic Foresight Fund

Mosaic Focus Fund

Mosaic Income Trust

  Mosaic Government Fund
  Mosaic Intermediate Income Fund
  Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust

  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Maryland Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

Transfer Agent

Mosaic Funds
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
888-670-3600

Telephone Numbers

Shareholder Service
    Toll-free nationwide: 888 670 3600
Mosaic Tiles (24 hour automated information)
    Toll-free nationwide: 800 336 3063

Mosaic Funds
www.mosaicfunds.com